Equity - Schedule of Share Options Outstanding and Exercisable (Details)	12 Months Ended
	Dec. 31, 2018 CAD ($) shares yr	Dec. 31, 2017 CAD ($) shares	Dec. 31, 2016 CAD ($) shares
Disclosure Of Range Of Exercise Prices Of Outstanding Share Options [Line Items]
Number of options outstanding | shares	3,023,502	2,134,850	1,785,450
Weighted average exercise price, options outstanding	$ 6.14	$ 8.29	$ 11.47
Weighted average remaining life of options (years), outstanding | yr	3.62
Number of options exercisable | shares	1,737,967
Weighted average exercise price, options exercisable	$ 8.03
Weighted average remaining life of options (years), exercisable	3 years 3 months 29 days
1.00 - 10.00
Disclosure Of Range Of Exercise Prices Of Outstanding Share Options [Line Items]
Number of options outstanding | shares	2,729,402
Weighted average exercise price, options outstanding	$ 4.36
Weighted average remaining life of options (years), outstanding | yr	3.85
Number of options exercisable | shares	1,443,867
Weighted average exercise price, options exercisable	$ 5.03
Weighted average remaining life of options (years), exercisable	3 years 8 months 15 days
1.00 - 10.00 | Minimum [Member]
Disclosure Of Range Of Exercise Prices Of Outstanding Share Options [Line Items]
Exercise price of outstanding share options	$ 1.00
1.00 - 10.00 | Maximum [Member]
Disclosure Of Range Of Exercise Prices Of Outstanding Share Options [Line Items]
Exercise price of outstanding share options	$ 10.00
10.01 - 20.00
Disclosure Of Range Of Exercise Prices Of Outstanding Share Options [Line Items]
Number of options outstanding | shares	191,500
Weighted average exercise price, options outstanding	$ 18.16
Weighted average remaining life of options (years), outstanding | yr	0.91
Number of options exercisable | shares	191,500
Weighted average exercise price, options exercisable	$ 18.16
Weighted average remaining life of options (years), exercisable	10 months 28 days
10.01 - 20.00 | Minimum [Member]
Disclosure Of Range Of Exercise Prices Of Outstanding Share Options [Line Items]
Exercise price of outstanding share options	$ 10.01
10.01 - 20.00 | Maximum [Member]
Disclosure Of Range Of Exercise Prices Of Outstanding Share Options [Line Items]
Exercise price of outstanding share options	$ 20.00
20.01 - 31.40
Disclosure Of Range Of Exercise Prices Of Outstanding Share Options [Line Items]
Number of options outstanding | shares	102,600
Weighted average exercise price, options outstanding	$ 31.20
Weighted average remaining life of options (years), outstanding | yr	2.61
Number of options exercisable | shares	102,600
Weighted average exercise price, options exercisable	$ 31.20
Weighted average remaining life of options (years), exercisable	2 years 7 months 9 days
20.01 - 31.40 | Minimum [Member]
Disclosure Of Range Of Exercise Prices Of Outstanding Share Options [Line Items]
Exercise price of outstanding share options	$ 20.01
20.01 - 31.40 | Maximum [Member]
Disclosure Of Range Of Exercise Prices Of Outstanding Share Options [Line Items]
Exercise price of outstanding share options	$ 31.40